Schedule of prepaid expenses other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid research and development	$ 501	$ 663	$ 1,739
Prepaid insurance	111	28
Other prepaid expenses and current assets	102	204	447
Total	$ 714	$ 895	$ 2,186